C6 Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Other Operating Income and Expenses

Other operating income and expenses

	2017	2016	2015
Other operating income
Gains on sales of intangible assets and PP&E	47	423	363
Gains on sales of investments and operations1)	324	219	1
Other operating revenues	783	1,345	1,204

Total other operating income	1,154	1,987	1,568
Other operating expenses
Losses on sales of intangible assets and PP&E	–74	–509	–158
Losses on sales of investments and operations1)	–130	–96	–50
Write-down of goodwill2)	–12,966	—	—
Other operating expenses3)	–116	–978	–1,207

Total other operating expenses	–13,286	–1,583	–1,415

1)	Includes divestments presented in Note C26, “Business combinations.”
2)	For more information about the write-down of goodwill, see Note C10, “Intangible assets.”
3)	Includes revaluation of cash flow hedges of SEK 0 billion (SEK –0.9 billion in 2016 and SEK –1.1 billion in 2015) partly offset by result from trading activities.